Business segments - (Additional information) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	S/ 6,980,385	S/ 6,680,182	S/ 6,785,813
Assets	(199,227)	(129,457)	(262,882)
PERU
Disclosure of operating segments [line items]
Revenue	6,568,484,000	6,307,987,000	84,391,264,000
Assets	84,096,653,000
PANAMA
Disclosure of operating segments [line items]
Revenue	411,901,000	372,195,000	5,562,645,000
Assets	4,139,376,000
Banking [Member]
Disclosure of operating segments [line items]
Revenue	S/ 4,820,871	S/ 4,841,133	5,254,690
Banking [Member] | Interfondos [Member]
Disclosure of operating segments [line items]
Gain on sale of investments before tax			52,580
Gain on sale of investments net of tax			S/ 32,422